Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Status of the defined benefit pension plans and other retirement benefits plans
The status of the defined benefit pension plans and other retirement benefit plans, in aggregate, is as follows:

	Defined benefit pension plans		Other retirement benefit plans
		Currency remeasurement		Currency remeasurement
	2021	2020	2021	2020
Accrued benefit obligations
Benefit obligations - opening	$1,443	$1,277	$28	$27
Norbord Acquisition (note 3)	165	—	1	—
Service cost	68	59	—	—
Finance cost on obligation	43	38	1	1
Benefits paid	(54)	(38)	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	(101)	47	(2)	1
Actuarial (gain) loss due to demography/experience	(2)	(1)	(4)	—
Settlement	(215)	1	—	—
Foreign exchange[1]	8	60	—	—
Benefit obligations - ending	$1,355	$1,443	$23	$28
Plan assets
Plan assets - opening	$1,181	$1,067	$—	$—
Norbord Acquisition (note 3)	155	—	—	—
Finance income on plan assets	36	31	—	—
Actual return on plan assets, net of finance income	96	38	—	—
Employer contributions	46	35	1	1
Benefits paid	(54)	(38)	(1)	(1)
Settlement	(227)	—	—	—
Other	(3)	—	—	—
Foreign exchange[1]	9	48	—	—
Plan assets - ending	$1,239	$1,181	$—	$—

Funded status[2]
Retirement assets	$29	$5	$—	$—
Impact of minimum funding requirement[3]	(2)	—	—	—
Retirement assets (note 9)	$27	$5	$—	$—
Retirement liabilities (note 11)	(145)	(267)	(23)	(28)
	$(118)	$(262)	$(23)	$(28)
1.Foreign currency translation relates to the foreign exchange impact of translating assets and liabilities of certain plans from their functional currencies to U.S. dollars.
2.Plans in a surplus position are presented as assets and plans in a deficit position are presented as liabilities on the consolidated balance sheets. Other retirement benefit plans continue to be unfunded.
3.Certain of our plans have a surplus that is not recognized on the basis that future economic benefits may not be available to us in the form of a reduction in future contributions or a cash refund.
Defined benefit plans expense

	Defined benefit pension plans		Other retirement benefit plans
		Currency remeasurement		Currency remeasurement
	2021	2020	2021	2020
Expense
Service cost	$68	$59	$—	$—
Administration fees	2	1	—	—
Settlement	12	1	—	—
Net finance expense	7	7	1	1
	$89	$68	$1	$1

Projected future benefit payments	The projected future benefit payments for the defined benefit pension plans at December 31, 2021 are as follows:

	2022	2023	2024 to 2026	Thereafter	Total
Defined benefit pension plans	$40	$39	$130	$2,159	$2,368

Actuarial assumptions
The significant actuarial assumptions used to determine our balance sheet date retirement assets and liabilities and our retirement benefit plan expenses are as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2021	2020	2021	2020
Benefit obligations:
Discount rate	3.03%	2.69%	3.08%	2.70%
Future compensation rate increase	3.60%	3.65%	n/a	n/a
Benefit expense:
Discount rate - beginning of year	2.69%	3.00%	2.70%	3.00%
Future compensation rate increase	3.65%	3.50%	n/a	n/a

Impact of change in assumptions on post-retirement obligations	The impact of a change in these assumptions on our retirement obligations as at December 31, 2021 is as follows:

	Increase	Decrease
Discount rate - 0.50% change	$(123)	$140
Compensation rate - 0.50% change	$27	$(22)

Assets allocations	The weighted average asset allocations of the defined benefit plans at December 31, by asset category, are as follows:

	Target range	2021	2020
Canadian equities	2% - 30%	16%	22%
Foreign equities	15% - 57%	39%	38%
Fixed income investments	20% - 55%	33%	33%
Other investments	0% - 34%	12%	7%
		100%	100%